Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine Such Fair Value - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine Such Fair Value [Line Items]
Warrants Liability – Public Warrants	$ 5,376	$ 3,403
Warrant Liability – Private Warrants
Total	5,376	3,403
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine Such Fair Value [Line Items]
Warrants Liability – Public Warrants
Warrant Liability – Private Warrants
Total
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine Such Fair Value [Line Items]
Warrants Liability – Public Warrants
Warrant Liability – Private Warrants	2,418	2,227
Total	$ 2,418	$ 2,227